Consolidated Statements of Changes in Equity (Parenthetical) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of changes in equity [abstract]
Consolidated reserves	¥ 34,741	¥ 39,870	¥ 52,629